Share-based Compensation - Hutchmed Share Option Exercises (Details) - Hutchmed Share Option Scheme - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share option values
Cash received from share option exercises	$ 1,058	$ 34
Total intrinsic value of share option exercises	$ 1,898	$ 57